UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche CROCI® Sector Opportunities Fund

	Shares	Value ($)
Common Stocks 99.2%
France 6.4%
Cie Generale des Etablissements Michelin	13,631	2,099,628
Sanofi	24,105	1,906,094
(Cost $4,031,422)		4,005,722
Germany 6.3%
Continental AG	7,079	1,944,988
Daimler AG (Registered)	23,578	2,025,658
(Cost $3,958,334)		3,970,646
Ireland 3.2%
Medtronic PLC (a) (Cost $1,963,644)	24,914	1,990,379
Japan 20.4%
Astellas Pharma, Inc.	172,499	2,538,313
Bridgestone Corp.	43,700	1,940,441
Nissan Motor Co., Ltd.	209,300	2,192,819
Sekisui House Ltd.	112,700	1,967,481
Subaru Corp.	63,600	2,233,346
Sumitomo Electric Industries Ltd.	123,500	1,941,043
(Cost $12,762,531)		12,813,443
Switzerland 6.5%
Novartis AG (Registered)	24,889	2,079,647
Roche Holding AG (Genusschein)	8,794	2,038,684
(Cost $4,113,586)		4,118,331
United Kingdom 10.8%
National Grid PLC	186,160	1,894,605
Sky PLC	154,343	2,860,379
SSE PLC	119,233	2,009,289
(Cost $6,860,920)		6,764,273
United States 45.6%
American Electric Power Co., Inc.	31,469	2,063,737
Amgen, Inc.	11,458	2,105,637
CMS Energy Corp.	48,369	2,053,264
Consolidated Edison, Inc.	27,145	2,032,889
DTE Energy Co.	20,648	2,080,906
Gilead Sciences, Inc.	26,362	2,075,480
Johnson & Johnson	14,622	1,899,105
Merck & Co., Inc.	34,613	1,876,717
NextEra Energy, Inc.	14,155	2,153,683
Pfizer, Inc.	58,100	2,109,611
PPL Corp.	67,014	1,919,951
Public Service Enterprise Group, Inc.	42,714	2,068,639
Time Warner, Inc.	23,246	2,160,948
Xcel Energy, Inc.	47,042	2,035,978
(Cost $27,725,853)		28,636,545
Total Common Stocks (Cost $61,416,290)		62,299,339
Cash Equivalents 0.0%
Deutsche Central Cash Management Government Fund, 1.41% (b) (Cost $4,686)	4,686	4,686
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,420,976)	99.2	62,304,025
Other Assets and Liabilities, Net	0.8	519,373
Net Assets	100.0	62,823,398

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 5/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 0.0% Deutsche Central Cash Management Government Fund, 1.41% (b)
1,106,766	30,316,021	31,418,101	—	—	3,897	—	4,686	4,686

(a)	Listed on the New York Stock Exchange.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At February 28, 2018 the Deutsche CROCI Sector Opportunities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Consumer Discretionary	21,366,731	34%
Health Care	20,619,667	33%
Utilities	20,312,941	33%
Total	62,299,339	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$4,005,722	$—	$4,005,722
Germany		3,970,646		3,970,646
Ireland	1,990,379	—		1,990,379
Japan	—	12,813,443	—	12,813,443
Switzerland	—	4,118,331	—	4,118,331
United Kingdom	—	6,764,273	—	6,764,273
United States	28,636,545	—	—	28,636,545
Short-Term Investments	4,686	—	—	4,686
Total	$30,631,610	$31,672,415	$—	$62,304,025

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended February 28, 2018, the amount of the transfers between Level 1 and Level 2 was $15,054,927.

Transfers between price levels are recognized at the beginning of the reporting year.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Sector Opportunities Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018